Consolidated Balance Sheets - USD ($)	Sep. 30, 2017	Mar. 31, 2017
Current assets
Cash and cash equivalents	$ 8,546,582	$ 3,222,361
Trade accounts receivable, net	1,855,393	673,678
Other receivables and prepayments	308,980	90,413
Related party receivables	40,180	67,145
Short-term investments	1,997,792
Total current assets	12,748,927	4,053,597
Non-current assets
Investment	75,105	72,563
Property, plant and equipment, net	18,643	32,824
Intangible assets, net	711	812
Other assets	22,310	52,739
TOTAL ASSETS	12,865,696	4,212,535
Current liabilities
Accounts payable	35,203	63,483
Taxes payable	1,196,753	830,606
Accrued liabilities and other current liabilities	188,954	253,913
Related party payable	64,436	42,960
Total current liabilities	1,485,346	1,190,962
TOTAL LIABILITIES	1,485,346	1,190,962
COMMITMENTS & CONTINGENCIES
STOCKHOLDERS' EQUITY
Ordinary Shares, $0.0001 par value, 500,000,000 shares authorized; 11,421,393 and 10,000,000 shares issued and outstanding as of September 30, 2017 and March 31, 2017, respectively	1,142	1,000
Additional paid-in capital	8,924,380	1,053,607
Statutory reserves	65,331	65,331
Retained earnings/(losses)	2,443,103	2,051,252
Accumulated other comprehensive loss	(53,606)	(149,617)
TOTAL STOCKHOLDER'S EQUITY	11,380,350	3,021,573
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 12,865,696	$ 4,212,535